Note Segment reporting (Selected Balance Sheet information) (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total assets		$ 38,661,609	$ 35,761,733	$ 33,086,771
Deposits		30,496,224	27,209,723
PUERTO RICO
Segment Reporting Information [Line Items]
Total assets		28,813,289	26,764,689	26,267,180
Loans		16,880,868	17,477,070	17,704,170
Deposits		23,185,551	20,893,232	20,365,445
UNITED STATES
Segment Reporting Information [Line Items]
Total assets		8,928,475	7,858,712	5,689,061
Loans		5,799,562	4,873,504	3,568,564
Deposits		6,266,473	5,288,886	3,442,084
Other
Segment Reporting Information [Line Items]
Total assets		919,845	1,138,332	1,130,530
Loans		755,017	778,656	780,483
Deposits	[1]	$ 1,044,200	$ 1,027,605	$ 1,000,006

[1]	Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.